UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.)        [  ] is a restatement
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      WorldCom, Inc.
Address:   500 Clinton Center Drive
           Clinton, MS  39056

Form 13F File Number:  28-
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Scott D. Sullivan
      --------------------------------------

Title: Chief Financial Officer
       -------------------------------------

Phone:  (601) 460-5600
        ------------------------------------

Signature, Place, and Date of Signing:

          /s/ Scott D. Sullivan          Clinton, MS               11/14/00
          ---------------------     -----------------------        --------
              [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                        REPORTING MANAGER: WORLDCOM, INC.

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:              $  1,957,924 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE.


                           FORM 13F INFORMATION TABLE
                        REPORTING MANAGER: WORLDCOM, INC.

                                                                                                                       ITEM 8:
                                                                                                                  VOTING AUTHORITY
                                                  ITEM 4:       ITEM 5:
                         ITEM 2:     ITEM 3:       FAIR         SHARES              ITEM 6:      ITEM 7:
         ITEM 1:         TITLE OF    CUSIP        MARKET         OR                INVESTMENT     OTHER        (A)       (B)     (C)
      NAME OF ISSUER      CLASS      NUMBER       VALUE       PRINCIPAL   SH/PRN   DISCRETION    MANAGERS      SOLE     SHARED  NONE
                                                 (x$1000)      AMOUNT
Able Telecom              Common    003712304    $    9,516    3,050,000    SH      Sole           N/A       3,050,000
Accelerated Networks      Common    00429P107    $   15,153      897,666    SH      Sole           N/A         897,666
Avanex                    Common    05348W109    $   41,419      384,615    SH      Sole           N/A         384,615
Caliber                   Common    129914107    $    2,239      662,513    SH      Sole           N/A         662,513
Cisco                     Common    17275R102    $   27,623      499,966    SH      Sole           N/A         499,966
Earthlink                 Common    270321102    $      227       24,871    SH      Sole           N/A          24,871
Echostar                  Common    278762109    $  432,748    8,203,760    SH      Sole           N/A       8,203,760
General Communications,   Common    369385109    $   68,216    9,527,300    SH      Sole           N/A       9,527,300
Inc.
i3 Mobile                 Common    465713105    $    4,261      631,250    SH      Sole           N/A         631,250
Juniper                   Common    48203R104    $1,136,258    5,311,799    SH      Sole           N/A       5,311,799
LCC                       Common    501810105    $   41,196    2,841,099    SH      Sole           N/A       2,841,099
Nova                      Common    669784100    $   30,703    1,793,379    SH      Sole           N/A       1,793,379
Portugal Telecom S.A.     Common    737273102    $   48,094    4,750,000    SH      Sole           N/A       4,750,000
Rhythms Net Connections   Common    762430205    $   33,045    4,477,692    SH      Sole           N/A       4,477,692
Speechworks               Common    84764M101    $   31,552      508,906    SH      Sole           N/A         508,906
Telemonde, Inc.           Common    87943610     $    6,780   15,766,792    SH      Sole           N/A      15,766,792
World Access              Common    98141A101    $   28,894    5,340,813    SH      Sole           N/A       5,340,813
                                                 ----------

Total Fair Market Value                          $1,957,924
